LOANS HELD-FOR-INVESTMENT - Allowance for Financing Receivable (Details) $ in Thousands		3 Months Ended						6 Months Ended		12 Months Ended
	Jan. 07, 2021 loan	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) loan	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($) loan	Dec. 31, 2018 USD ($)
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period		$ 12,888	$ 70,358	$ 35,039	$ 27,684	$ 19,779	$ 0	$ 70,358	$ 0	$ 0
Foreclosure of assets			(58,038)
Provision for credit losses		123	568	35,319	7,355	7,905	17,777	691	25,682	68,356	$ 0	$ 0
Allowance for credit losses end of period		13,011	12,888	70,358	35,039	27,684	19,779	13,011	27,684	70,358	0
Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period							2,002		2,002	2,002
Allowance for credit losses end of period											2,002
Mezzanine loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period		0	58,038	24,870	21,269	14,541	0	58,038	0	0
Foreclosure of assets			(58,038)
Provision for credit losses		0	0	33,168	3,601	6,728	13,047
Allowance for credit losses end of period		0	0	58,038	24,870	21,269	14,541	$ 0	21,269	$ 58,038	$ 0
Number of Loans | loan	8							8		4	8
Mezzanine loans | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period							1,494		1,494	$ 1,494
Allowance for credit losses end of period											$ 1,494
Senior loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period		3,885	2,590	1,882	492	809	0	$ 2,590	0	0
Foreclosure of assets			0
Provision for credit losses		2,581	1,295	708	1,390	(317)	341
Allowance for credit losses end of period		6,466	3,885	2,590	1,882	492	809	6,466	492	2,590	0
Senior loans | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period							468		468	468
Allowance for credit losses end of period											468
Broadly syndicated loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period		9,003	9,730	8,287	5,923	4,429	0	9,730	0	0
Foreclosure of assets			0
Provision for credit losses		(2,458)	(727)	1,443	2,364	1,494	4,389
Allowance for credit losses end of period		$ 6,545	$ 9,003	$ 9,730	$ 8,287	$ 5,923	4,429	$ 6,545	5,923	9,730	0
Broadly syndicated loans | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period							$ 40		$ 40	$ 40
Allowance for credit losses end of period											$ 40